Quarterly Holdings Report
for
Fidelity® New Markets Income Fund
March 31, 2024
NMI-NPRT1-0524
1.799864.120
Nonconvertible Bonds - 29.9%
		Principal Amount (a)	Value ($)
Azerbaijan - 0.9%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		28,494,000	28,814,558
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		7,930,000	8,145,597
TOTAL AZERBAIJAN			36,960,155
Bahrain - 0.5%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		21,118,000	21,672,348
Brazil - 2.3%
Adecoagro SA 6% 9/21/27 (b)		6,168,000	6,023,438
Aegea Finance SARL 9% 1/20/31 (b)		3,505,000	3,695,584
Azul Secured Finance LLP:
11.5% 5/28/29 (b)		18,120,325	15,369,116
11.93% 8/28/28 (b)		5,755,000	5,851,224
Braskem Netherlands BV:
5.875% 1/31/50 (b)		4,900,000	3,776,724
7.25% 2/13/33 (b)		5,090,000	4,899,125
Cosan Luxembourg SA 7.25% 6/27/31 (b)		5,815,000	5,912,401
CSN Resources SA 8.875% 12/5/30 (b)		4,840,000	4,988,588
Embraer Netherlands Finance BV:
5.4% 2/1/27		2,285,000	2,275,717
6.95% 1/17/28 (b)		3,270,000	3,389,559
7% 7/28/30 (b)		8,995,000	9,385,833
MARB BondCo PLC 3.95% 1/29/31 (b)		3,045,000	2,488,709
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		12,749,577	11,493,744
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		4,930,000	4,899,188
Nexa Resources SA 6.5% 1/18/28 (b)		4,920,000	4,936,913
Samarco Mineracao SA 9.0494% 6/30/31 pay-in-kind (b)(c)		9,160,000	8,244,000
TOTAL BRAZIL			97,629,863
Burkina Faso - 0.2%
Endeavour Mining PLC 5% 10/14/26 (b)		6,890,000	6,498,131
Cambodia - 0.2%
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		7,185,000	7,072,914
Chile - 1.8%
Antofagasta PLC:
2.375% 10/14/30 (b)		12,195,000	10,125,630
5.625% 5/13/32 (b)		5,445,000	5,438,194
Corporacion Nacional del Cobre de Chile (Codelco):
3.15% 1/14/30 (b)		7,740,000	6,831,957
3.15% 1/15/51 (b)		8,130,000	5,060,925
3.7% 1/30/50 (b)		14,035,000	9,653,448
4.5% 8/1/47 (b)		6,855,000	5,402,597
5.125% 2/2/33 (b)		4,740,000	4,501,519
5.95% 1/8/34 (b)		3,995,000	3,999,994
6.3% 9/8/53 (b)		5,575,000	5,538,414
6.44% 1/26/36 (b)		3,905,000	4,032,622
VTR Comunicaciones SpA:
4.375% 4/15/29 (b)		4,050,000	2,798,297
5.125% 1/15/28 (b)		16,142,000	11,380,110
TOTAL CHILE			74,763,707
China - 1.0%
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		10,235,000	9,691,266
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		10,930,000	10,690,906
Meituan 3.05% 10/28/30 (b)		10,295,000	8,819,418
Prosus NV:
3.832% 2/8/51 (b)		7,355,000	4,504,938
4.193% 1/19/32 (b)		11,350,000	9,831,938
TOTAL CHINA			43,538,466
Colombia - 0.8%
Aris Mining Corp. 6.875% 8/9/26 (b)		6,330,000	5,712,825
Ecopetrol SA 8.875% 1/13/33		11,770,000	12,364,267
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		11,545,000	9,582,350
GeoPark Ltd. 5.5% 1/17/27 (b)		2,535,000	2,300,513
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		4,912,600	4,894,178
TOTAL COLOMBIA			34,854,133
Costa Rica - 0.1%
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		4,280,000	4,502,025
Georgia - 0.2%
JSC Georgian Railway 4% 6/17/28 (b)		6,755,000	6,121,719
Ghana - 1.1%
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		26,024,000	25,609,243
Tullow Oil PLC 10.25% 5/15/26 (b)		22,535,000	21,412,757
TOTAL GHANA			47,022,000
Guatemala - 0.6%
CT Trust 5.125% 2/3/32 (b)		8,720,000	7,679,268
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		6,260,000	6,017,425
Millicom International Cellular SA:
4.5% 4/27/31 (b)		7,595,000	6,455,750
7.375% 4/2/32 (b)		5,070,000	5,075,070
TOTAL GUATEMALA			25,227,513
Hungary - 0.1%
Magyar Export-Import Bank 6.125% 12/4/27 (b)		3,730,000	3,753,313
India - 0.2%
CA Magnum Holdings 5.375% 10/31/26 (b)		7,295,000	7,003,200
Indonesia - 1.3%
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		15,125,000	14,651,436
PT Adaro Indonesia 4.25% 10/31/24 (b)		8,180,000	8,054,744
PT Freeport Indonesia:
4.763% 4/14/27 (b)		4,870,000	4,750,685
5.315% 4/14/32 (b)		7,260,000	7,087,575
6.2% 4/14/52 (b)		5,635,000	5,583,933
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		13,335,000	13,150,777
TOTAL INDONESIA			53,279,150
Israel - 0.6%
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (b)		12,825,000	12,151,688
Leviathan Bond Ltd. 6.125% 6/30/25 (Reg. S) (b)		14,775,000	14,505,504
TOTAL ISRAEL			26,657,192
Kazakhstan - 0.5%
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		10,395,000	8,647,341
5.75% 4/19/47 (b)		5,240,000	4,552,250
Nostrum Oil & Gas Finance BV 14% 6/30/26 pay-in-kind (b)(c)		190,986	41,001
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		7,000,000	5,689,688
TOTAL KAZAKHSTAN			18,930,280
Kuwait - 0.1%
MEGlobal BV 4.25% 11/3/26 (b)		5,000,000	4,803,125
Luxembourg - 0.1%
TMS Issuer SARL 5.78% 8/23/32 (b)		5,860,000	6,026,644
Malaysia - 1.0%
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		11,805,000	10,344,131
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (b)		3,770,000	3,693,422
3.75% 4/6/27 (b)		11,315,000	10,798,753
Petronas Capital Ltd.:
3.404% 4/28/61 (b)		9,610,000	6,609,085
3.5% 4/21/30 (b)		8,990,000	8,255,697
TOTAL MALAYSIA			39,701,088
Mauritius - 0.1%
AXIAN Telecom 7.375% 2/16/27 (b)		5,500,000	5,338,025
Mexico - 4.5%
Bimbo Bakeries U.S.A., Inc.:
5.375% 1/9/36 (b)		3,765,000	3,711,650
6.4% 1/15/34 (b)		7,665,000	8,178,402
Braskem Idesa SAPI:
6.99% 2/20/32 (b)		1,565,000	1,207,554
7.45% 11/15/29 (b)		8,270,000	6,796,906
Petroleos Mexicanos:
6.5% 3/13/27		9,810,000	9,221,498
6.5% 6/2/41		11,163,000	7,582,468
6.625% 6/15/35		64,174,000	48,708,066
6.7% 2/16/32		14,394,000	11,983,005
6.875% 10/16/25		7,320,000	7,237,875
6.95% 1/28/60		35,910,000	23,738,306
7.69% 1/23/50		65,975,000	47,404,357
TV Azteca SA de CV 8.25% (Reg. S) (d)		27,098,000	10,185,596
TOTAL MEXICO			185,955,683
Morocco - 0.4%
OCP SA:
3.75% 6/23/31 (b)		10,060,000	8,514,080
5.125% 6/23/51 (b)		4,000,000	3,013,750
6.875% 4/25/44 (b)		5,295,000	4,984,078
TOTAL MOROCCO			16,511,908
Nigeria - 0.3%
Access Bank PLC 6.125% 9/21/26 (b)		5,825,000	5,390,572
IHS Holding Ltd. 5.625% 11/29/26 (b)		5,980,000	5,568,875
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,200,000	2,103,750
TOTAL NIGERIA			13,063,197
Oman - 0.1%
Lamar Funding Ltd. 3.958% 5/7/25 (b)		6,200,000	6,060,500
Panama - 0.3%
Aeropuerto Internacional de Tocumen SA 5.125% 8/11/61 (b)		5,020,000	3,655,188
Telecomunicaciones Digitales SA 4.5% 1/30/30 (b)		11,160,000	9,953,325
TOTAL PANAMA			13,608,513
Paraguay - 0.1%
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		4,950,000	4,827,797
Peru - 0.1%
Camposol SA 6% 2/3/27 (b)		4,435,000	3,344,267
Puerto Rico - 0.3%
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)		5,000,000	4,737,500
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		9,500,000	7,955,999
TOTAL PUERTO RICO			12,693,499
Qatar - 1.4%
QatarEnergy:
2.25% 7/12/31 (b)		28,970,000	24,280,481
3.125% 7/12/41 (b)		11,965,000	8,928,403
3.3% 7/12/51 (b)		36,535,000	25,802,844
TOTAL QATAR			59,011,728
Saudi Arabia - 2.9%
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		23,470,000	20,044,847
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38 (b)		6,165,000	6,271,038
6.51% 2/23/42 (b)		6,145,000	6,388,880
Saudi Arabian Oil Co.:
2.25% 11/24/30 (b)		18,280,000	15,412,325
3.25% 11/24/50 (b)		20,230,000	13,710,883
3.5% 4/16/29 (b)		29,876,000	27,839,951
4.25% 4/16/39 (b)		18,255,000	15,978,830
4.375% 4/16/49 (b)		16,534,000	13,728,387
TOTAL SAUDI ARABIA			119,375,141
South Africa - 1.8%
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (b)		12,265,000	11,743,738
7.125% 2/11/25 (b)		24,935,000	24,822,793
8.45% 8/10/28 (b)		8,165,000	8,124,175
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		11,930,000	6,919,400
Sasol Financing U.S.A. LLC 4.375% 9/18/26		23,115,000	21,728,100
Stillwater Mining Co. 4% 11/16/26 (b)		4,100,000	3,664,375
TOTAL SOUTH AFRICA			77,002,581
Ukraine - 0.3%
NAK Naftogaz Ukraine:
7.625% 11/8/28 (b)		7,055,000	4,268,275
7.65% (Reg. S) (d)		12,084,000	9,848,460
TOTAL UKRAINE			14,116,735
United Arab Emirates - 1.6%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (b)		3,435,000	2,790,938
4.696% 4/24/33 (b)		6,820,000	6,666,550
4.875% 4/23/30 (b)		1,990,000	1,993,109
DP World Crescent Ltd. 3.7495% 1/30/30 (b)		4,770,000	4,427,156
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (b)		8,585,764	7,389,123
2.625% 3/31/36 (b)		10,620,000	8,665,256
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)		6,960,000	6,965,846
MDGH GMTN RSC Ltd.:
2.875% 11/7/29 (b)		5,705,000	5,150,545
3.375% 3/28/32 (Reg. S)		2,140,000	1,926,385
4.375% 11/22/33 (b)		4,955,000	4,713,444
5.084% 5/22/53 (b)		10,540,000	9,940,116
5.5% 4/28/33 (b)		5,925,000	6,128,168
TOTAL UNITED ARAB EMIRATES			66,756,636
United Kingdom - 0.1%
Standard Chartered Bank 18.4607% 8/11/32 (b)(e)	KES	340,150,000	2,564,184
Venezuela - 2.0%
Petroleos de Venezuela SA:
5.375% (d)		152,515,000	13,952,321
5.5% (d)		184,250,000	16,582,500
6% (b)(d)		105,540,000	9,551,370
6% (Reg. S) (d)		89,700,000	8,260,622
8.5% (Reg. S) (d)		20,540,000	16,226,600
9% (Reg. S) (d)		25,200,000	2,520,000
9.75% (b)(d)		71,700,000	7,887,000
12.75% (b)(d)		53,000,000	6,439,500
TOTAL VENEZUELA			81,419,913
TOTAL NONCONVERTIBLE BONDS (Cost $1,572,723,267)			1,247,667,273

Government Obligations - 65.5%
		Principal Amount (a)	Value ($)
Angola - 1.8%
Angola Republic:
8% 11/26/29 (b)		10,895,000	10,156,183
8.25% 5/9/28 (b)		21,005,000	20,237,005
8.75% 4/14/32 (b)		9,205,000	8,468,600
9.125% 11/26/49 (b)		7,695,000	6,519,108
9.375% 5/8/48 (b)		13,330,000	11,501,291
9.5% 11/12/25 (b)		16,180,000	16,478,319
TOTAL ANGOLA			73,360,506
Argentina - 2.0%
Argentine Republic:
0.75% 7/9/30 (f)		46,748,473	24,265,379
1% 7/9/29		17,436,997	9,296,099
3.625% 7/9/35 (f)		68,225,665	28,245,425
4.25% 1/9/38 (f)		46,294,088	21,434,163
Provincia de Cordoba 6.875% 12/10/25 (b)		1,164,955	1,019,720
TOTAL ARGENTINA			84,260,786
Armenia - 0.2%
Republic of Armenia 3.6% 2/2/31 (b)		12,465,000	10,096,650
Bahrain - 0.3%
Bahrain Kingdom:
5.625% 5/18/34 (b)		11,770,000	10,618,747
7.5% 2/12/36 (b)		3,705,000	3,799,941
TOTAL BAHRAIN			14,418,688
Benin - 0.3%
Republic of Benin:
4.875% 1/19/32 (b)	EUR	7,255,000	6,594,295
7.96% 2/13/38 (b)		5,610,000	5,464,491
TOTAL BENIN			12,058,786
Bermuda - 0.3%
Bermuda Government:
2.375% 8/20/30 (b)		5,325,000	4,463,016
3.375% 8/20/50 (b)		5,015,000	3,369,453
5% 7/15/32 (b)		3,830,000	3,697,147
TOTAL BERMUDA			11,529,616
Brazil - 1.8%
Brazilian Federative Republic:
3.875% 6/12/30		9,340,000	8,420,010
4.75% 1/14/50		9,500,000	7,106,000
5% 1/27/45		14,450,000	11,515,890
5.625% 2/21/47		8,822,000	7,556,043
7.125% 1/20/37		8,510,000	9,109,507
7.125% 5/13/54		1,630,000	1,643,040
8.25% 1/20/34		11,336,000	13,019,396
12.25% 3/6/30		13,881,000	18,525,166
TOTAL BRAZIL			76,895,052
Chile - 1.4%
Chilean Republic:
2.45% 1/31/31		25,990,000	22,245,816
3.1% 1/22/61		20,165,000	12,716,553
3.5% 1/31/34		7,100,000	6,227,610
4% 1/31/52		3,960,000	3,129,638
4.34% 3/7/42		5,555,000	4,848,473
5.33% 1/5/54		9,740,000	9,377,794
TOTAL CHILE			58,545,884
Colombia - 3.0%
Colombian Republic:
3% 1/30/30		33,130,000	27,415,075
3.125% 4/15/31		19,000,000	15,152,500
3.875% 2/15/61		6,730,000	3,883,210
4.125% 5/15/51		6,805,000	4,229,308
5% 6/15/45		27,005,000	19,538,118
5.2% 5/15/49		16,120,000	11,807,900
5.625% 2/26/44		11,500,000	9,125,250
6.125% 1/18/41		6,410,000	5,528,625
7.375% 9/18/37		3,680,000	3,652,400
7.5% 2/2/34		4,055,000	4,138,128
8% 4/20/33		4,165,000	4,398,240
8% 11/14/35		5,970,000	6,268,500
8.75% 11/14/53		5,645,000	6,122,003
Ecopetrol SA 8.375% 1/19/36		5,695,000	5,737,713
TOTAL COLOMBIA			126,996,970
Costa Rica - 1.2%
Costa Rican Republic:
5.625% 4/30/43 (b)		17,578,000	15,875,131
6.125% 2/19/31 (b)		7,110,000	7,194,431
6.55% 4/3/34 (b)		12,600,000	13,041,000
7% 4/4/44 (b)		4,575,000	4,721,400
7.3% 11/13/54 (b)		8,200,000	8,715,063
TOTAL COSTA RICA			49,547,025
Dominican Republic - 3.5%
Dominican Republic:
4.5% 1/30/30 (b)		25,505,000	23,171,293
4.875% 9/23/32 (b)		10,930,000	9,799,428
5.3% 1/21/41 (b)		6,000,000	5,101,875
5.875% 1/30/60 (b)		18,130,000	15,416,166
5.95% 1/25/27 (b)		15,654,000	15,560,076
6% 7/19/28 (b)		14,101,000	14,030,495
6.4% 6/5/49 (b)		6,013,000	5,648,462
6.5% 2/15/48 (b)		17,655,000	16,788,802
6.85% 1/27/45 (b)		16,129,000	15,943,517
7.05% 2/3/31 (b)		4,425,000	4,582,641
7.45% 4/30/44 (b)		20,824,000	21,923,768
TOTAL DOMINICAN REPUBLIC			147,966,523
Ecuador - 1.4%
Ecuador Republic:
2.5% 7/31/40 (b)(f)		10,200,000	4,941,900
3.5% 7/31/35 (b)(f)		48,400,000	25,361,600
6% 7/31/30 (b)(f)		39,150,000	26,504,550
TOTAL ECUADOR			56,808,050
Egypt - 2.9%
Arab Republic of Egypt:
, yield at date of purchase 25.8506% to 31.6253% 12/10/24 to 3/18/25	EGP	488,575,000	8,427,363
7.0529% 1/15/32 (b)		4,740,000	3,926,794
7.5% 1/31/27 (b)		17,344,000	16,704,440
7.5% 2/16/61 (b)		21,325,000	15,300,688
7.6003% 3/1/29 (b)		18,329,000	16,919,958
7.903% 2/21/48 (b)		12,840,000	9,750,375
8.5% 1/31/47 (b)		34,441,000	27,337,544
8.7002% 3/1/49 (b)		25,240,000	20,420,738
TOTAL EGYPT			118,787,900
El Salvador - 0.6%
El Salvador Republic:
6.375% 1/18/27 (b)		2,515,000	2,188,050
7.1246% 1/20/50 (b)		8,578,000	5,913,459
7.625% 2/1/41 (b)		11,695,000	8,560,740
7.65% 6/15/35 (b)		11,205,000	8,532,608
TOTAL EL SALVADOR			25,194,857
Gabon - 0.5%
Gabonese Republic:
6.625% 2/6/31 (b)		2,500,000	2,131,250
6.95% 6/16/25 (b)		9,000,000	8,814,375
7% 11/24/31 (b)		13,095,000	11,151,211
TOTAL GABON			22,096,836
Georgia - 0.3%
Georgia Republic 2.75% 4/22/26 (b)		11,720,000	10,903,263
Ghana - 0.8%
Ghana Republic:
7.75% (b)(d)		12,265,000	6,354,803
8.125% (b)(d)		6,566,924	3,466,105
8.125% (b)(d)		14,445,000	7,348,894
8.627% (b)(d)		12,885,000	6,482,766
10.75% 10/14/30 (b)		15,335,000	10,442,177
TOTAL GHANA			34,094,745
Guatemala - 0.8%
Guatemalan Republic:
3.7% 10/7/33 (b)		2,500,000	2,066,067
4.9% 6/1/30 (b)		2,500,000	2,385,938
5.25% 8/10/29 (b)		9,000,000	8,714,715
5.375% 4/24/32 (b)		5,270,000	5,063,425
6.125% 6/1/50 (b)		5,650,000	5,234,725
6.6% 6/13/36 (b)		10,940,000	11,175,894
TOTAL GUATEMALA			34,640,764
Honduras - 0.1%
Republic of Honduras 6.25% 1/19/27 (b)		2,045,000	1,974,064
Hungary - 1.7%
Hungarian Republic:
2.125% 9/22/31 (b)		11,240,000	8,918,828
3.125% 9/21/51 (b)		20,505,000	12,982,228
5.25% 6/16/29 (b)		6,100,000	6,039,000
5.5% 6/16/34 (b)		10,445,000	10,275,269
5.5% 3/26/36 (b)		10,340,000	10,045,956
6.25% 9/22/32 (b)		4,105,000	4,270,483
6.75% 9/25/52 (b)		12,980,000	13,941,558
7.625% 3/29/41		5,500,000	6,361,094
TOTAL HUNGARY			72,834,416
Indonesia - 2.4%
Indonesian Republic:
5.125% 1/15/45 (b)		20,042,000	19,843,785
5.95% 1/8/46 (b)		6,230,000	6,718,666
6.625% 2/17/37 (b)		15,086,000	17,037,751
6.75% 1/15/44 (b)		6,465,000	7,582,233
7.75% 1/17/38 (b)		17,722,000	22,050,987
8.5% 10/12/35 (b)		19,301,000	24,717,343
TOTAL INDONESIA			97,950,765
Ivory Coast - 1.0%
Ivory Coast:
5.875% 10/17/31 (b)	EUR	17,545,000	17,461,470
6.375% 3/3/28 (b)		18,040,000	17,803,225
8.25% 1/30/37 (b)		5,815,000	5,822,269
TOTAL IVORY COAST			41,086,964
Jamaica - 0.2%
Jamaican Government 7.875% 7/28/45		7,490,000	8,812,453
Jordan - 0.7%
Jordanian Kingdom:
5.85% 7/7/30 (b)		8,860,000	8,151,200
6.125% 1/29/26 (b)		4,385,000	4,311,003
7.375% 10/10/47 (b)		7,320,000	6,462,188
7.5% 1/13/29 (b)		5,010,000	5,002,172
7.75% 1/15/28 (b)		6,645,000	6,740,522
TOTAL JORDAN			30,667,085
Kenya - 0.8%
Republic of Kenya:
6.3% 1/23/34 (b)		14,425,000	11,792,438
7% 5/22/27 (b)		11,870,000	11,573,250
7.25% 2/28/28 (b)		1,965,000	1,875,809
8% 5/22/32 (b)		2,365,000	2,216,448
9.75% 2/16/31 (b)		6,695,000	6,845,638
TOTAL KENYA			34,303,583
Lebanon - 0.1%
Lebanese Republic:
5.8% (d)		8,540,000	508,130
6% (d)		5,256,000	344,268
6.1% (d)		22,896,000	1,426,421
6.2% (Reg. S) (d)		5,669,000	371,320
6.375% (d)		35,061,000	2,298,038
6.65% (Reg. S) (d)		3,000,000	196,500
6.75% (d)		3,000,000	196,500
TOTAL LEBANON			5,341,177
Mexico - 1.9%
United Mexican States:
3.25% 4/16/30		19,910,000	17,729,855
4.75% 4/27/32		5,375,000	5,099,531
5.75% 10/12/2110		10,595,000	9,277,247
6.05% 1/11/40		30,348,000	30,054,004
6.338% 5/4/53		5,935,000	5,870,086
6.35% 2/9/35		9,065,000	9,365,278
TOTAL MEXICO			77,396,001
Mongolia - 0.1%
Mongolia Government:
3.5% 7/7/27 (b)		2,675,000	2,407,500
5.125% 4/7/26 (b)		2,010,000	1,952,841
7.875% 6/5/29 (b)		1,620,000	1,670,803
TOTAL MONGOLIA			6,031,144
Montenegro - 0.2%
Republic of Montenegro 7.25% 3/12/31 (b)		7,315,000	7,432,845
Morocco - 0.2%
Moroccan Kingdom 6.5% 9/8/33 (b)		9,915,000	10,238,031
Nigeria - 2.5%
Republic of Nigeria:
, yield at date of purchase 26.7874% 3/6/25	NGN	11,519,505,000	7,276,620
6.125% 9/28/28 (b)		13,115,000	11,869,075
6.5% 11/28/27 (b)		20,043,000	18,846,683
7.143% 2/23/30 (b)		11,415,000	10,366,247
7.625% 11/21/25 (b)		15,862,000	15,817,388
7.625% 11/28/47 (b)		18,415,000	14,323,417
7.696% 2/23/38 (b)		3,500,000	2,876,563
7.875% 2/16/32 (b)		12,065,000	10,930,136
8.375% 3/24/29 (b)		13,600,000	13,264,250
TOTAL NIGERIA			105,570,379
Oman - 2.2%
Sultanate of Oman:
6% 8/1/29 (b)		11,510,000	11,765,378
6.25% 1/25/31 (b)		15,885,000	16,445,939
6.5% 3/8/47 (b)		27,725,000	27,950,266
6.75% 1/17/48 (b)		30,140,000	30,874,663
7% 1/25/51 (b)		2,880,000	3,033,000
TOTAL OMAN			90,069,246
Pakistan - 1.1%
Islamic Republic of Pakistan:
6% 4/8/26 (b)		24,660,000	21,950,113
6.875% 12/5/27 (b)		22,905,000	19,583,775
7.375% 4/8/31 (b)		5,680,000	4,459,425
7.875% 3/31/36 (b)		1,293,000	986,055
TOTAL PAKISTAN			46,979,368
Panama - 2.2%
Panamanian Republic:
2.252% 9/29/32		22,155,000	15,696,818
3.16% 1/23/30		13,515,000	11,221,673
3.298% 1/19/33		16,210,000	12,446,241
3.87% 7/23/60		17,120,000	9,844,000
4.3% 4/29/53		7,000,000	4,517,188
4.5% 5/15/47		8,025,000	5,527,219
4.5% 4/16/50		10,760,000	7,229,375
6.4% 2/14/35		9,790,000	9,231,970
6.853% 3/28/54		3,685,000	3,329,398
7.875% 3/1/57		5,480,000	5,512,880
8% 3/1/38		5,795,000	6,061,570
TOTAL PANAMA			90,618,332
Paraguay - 1.0%
Republic of Paraguay:
2.739% 1/29/33 (b)		5,873,000	4,753,459
4.95% 4/28/31 (b)		17,130,000	16,511,516
5.4% 3/30/50 (b)		10,075,000	8,862,852
5.6% 3/13/48 (b)		7,470,000	6,790,697
6% 2/9/36 (b)		3,580,000	3,632,581
TOTAL PARAGUAY			40,551,105
Peru - 1.1%
Peruvian Republic:
2.783% 1/23/31		11,415,000	9,806,198
3% 1/15/34		21,165,000	17,348,686
3.3% 3/11/41		24,840,000	18,645,525
TOTAL PERU			45,800,409
Philippines - 0.8%
Philippine Republic:
2.65% 12/10/45		7,890,000	5,224,659
2.95% 5/5/45		3,200,000	2,249,000
5% 7/17/33		4,140,000	4,135,280
5.5% 1/17/48		3,675,000	3,725,936
5.609% 4/13/33		6,190,000	6,433,731
5.95% 10/13/47		9,890,000	10,576,119
TOTAL PHILIPPINES			32,344,725
Poland - 0.5%
Bank Gospodarstwa Krajowego:
5.375% 5/22/33 (b)		6,800,000	6,766,000
6.25% 10/31/28 (b)		3,285,000	3,428,883
Polish Government:
5.5% 4/4/53		6,960,000	6,957,982
5.5% 3/18/54		2,075,000	2,059,541
TOTAL POLAND			19,212,406
Qatar - 2.3%
State of Qatar:
3.75% 4/16/30 (b)		20,530,000	19,719,065
4.4% 4/16/50 (b)		28,995,000	25,669,636
4.817% 3/14/49 (b)		38,811,000	36,357,175
5.103% 4/23/48 (b)		11,510,000	11,197,791
9.75% 6/15/30 (b)		3,827,000	4,903,344
TOTAL QATAR			97,847,011
Romania - 1.7%
Romanian Republic:
2% 4/14/33 (Reg. S)	EUR	7,840,000	6,499,586
3% 2/14/31 (b)		22,614,000	19,009,894
3.375% 1/28/50 (Reg. S)	EUR	14,940,000	11,373,277
3.625% 3/27/32 (b)		10,504,000	9,023,593
4% 2/14/51 (b)		10,990,000	7,793,339
7.125% 1/17/33 (b)		5,770,000	6,175,703
7.625% 1/17/53 (b)		4,154,000	4,610,940
8% 4/29/30	RON	21,300,000	4,957,507
TOTAL ROMANIA			69,443,839
Rwanda - 0.2%
Rwanda Republic 5.5% 8/9/31 (b)		11,975,000	9,725,945
Saudi Arabia - 1.4%
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		18,170,000	14,655,241
3.45% 2/2/61 (b)		9,925,000	6,612,531
3.75% 1/21/55 (b)		19,480,000	14,080,388
4.5% 10/26/46 (b)		14,169,000	12,110,067
4.5% 4/22/60 (b)		10,670,000	8,789,413
TOTAL SAUDI ARABIA			56,247,640
Senegal - 0.2%
Republic of Senegal:
6.25% 5/23/33 (b)		7,215,000	6,155,297
6.75% 3/13/48 (b)		5,110,000	3,768,625
TOTAL SENEGAL			9,923,922
Serbia - 0.7%
Republic of Serbia:
2.125% 12/1/30 (b)		18,590,000	14,726,766
6.25% 5/26/28 (b)		3,140,000	3,203,781
6.5% 9/26/33 (b)		9,265,000	9,453,195
TOTAL SERBIA			27,383,742
South Africa - 1.0%
South African Republic:
5% 10/12/46		3,190,000	2,142,085
5.65% 9/27/47		22,135,000	16,075,544
5.75% 9/30/49		25,420,000	18,461,275
7.3% 4/20/52		7,475,000	6,475,219
TOTAL SOUTH AFRICA			43,154,123
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(d)		14,360,000	8,472,400
6.825% (b)(d)		13,445,000	8,012,286
6.85% (b)(d)		14,285,000	8,557,608
7.55% (b)(d)		12,490,000	7,330,069
7.85% (b)(d)		26,015,000	15,189,118
TOTAL SRI LANKA			47,561,481
Turkey - 3.6%
Export Credit Bank of Turkey 9% 1/28/27 (b)		5,785,000	6,040,697
Turkish Republic:
4.75% 1/26/26		8,400,000	8,218,875
4.875% 4/16/43		23,555,000	16,547,388
5.125% 2/17/28		11,310,000	10,744,500
5.75% 5/11/47		13,175,000	10,033,586
6% 3/25/27		7,000,000	6,914,688
6% 1/14/41		22,183,000	18,280,178
6.125% 10/24/28		8,780,000	8,585,194
6.375% 10/14/25		17,175,000	17,260,875
6.625% 2/17/45		530,000	455,678
7.625% 5/15/34		6,305,000	6,328,644
9.125% 7/13/30		8,800,000	9,548,000
9.375% 3/14/29		20,365,000	22,166,030
9.375% 1/19/33		2,175,000	2,419,688
26.2% 10/5/33	TRY	168,555,000	5,405,094
31.08% 11/8/28	TRY	77,265,000	2,497,392
TOTAL TURKEY			151,446,507
Ukraine - 1.4%
Ukraine Government:
6.876% 5/21/31 (b)		7,670,000	2,235,805
7.253% 3/15/35 (b)		15,850,000	4,604,425
7.375% 9/25/34 (b)		11,640,000	3,393,060
7.75% 9/1/24 (b)		23,274,000	8,727,750
7.75% 9/1/25 (b)		37,296,000	13,892,760
7.75% 9/1/26 (b)		28,917,000	10,337,828
7.75% 9/1/27 (b)		7,275,000	2,466,225
7.75% 9/1/28 (b)		7,360,000	2,443,520
7.75% 9/1/29 (b)		10,846,000	3,579,180
7.75% 8/1/41 (b)(c)		8,905,000	4,920,013
9.75% 11/1/30 (b)		3,105,000	1,083,645
TOTAL UKRAINE			57,684,211
United Arab Emirates - 1.7%
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		6,105,000	5,960,006
Emirate of Abu Dhabi:
3.125% 9/30/49 (b)		41,178,000	28,966,149
3.875% 4/16/50 (b)		29,465,000	23,557,268
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		15,155,000	11,228,908
TOTAL UNITED ARAB EMIRATES			69,712,331
United States of America - 2.8%
U.S. Treasury Bonds:
2.875% 5/15/52		130,074,000	98,419,234
3.625% 2/15/53		19,173,000	16,836,291
TOTAL UNITED STATES OF AMERICA			115,255,525
Uruguay - 0.7%
Uruguay Republic:
5.1% 6/18/50		24,210,000	23,415,609
5.75% 10/28/34		5,850,000	6,175,406
TOTAL URUGUAY			29,591,015
Uzbekistan - 0.5%
Republic of Uzbekistan:
3.7% 11/25/30 (b)		7,400,000	6,169,750
3.9% 10/19/31 (b)		10,725,000	8,851,477
5.375% 2/20/29 (b)		4,250,000	4,004,297
TOTAL UZBEKISTAN			19,025,524
Venezuela - 2.0%
Venezuelan Republic:
6% (d)		17,250,000	2,285,625
7% (d)		18,925,000	2,704,449
7.65% (d)		34,825,000	4,871,669
8.25% (d)		30,860,000	4,331,450
9% (Reg. S) (d)		43,195,000	6,165,936
9.25% (d)		62,675,000	11,118,537
9.25% (Reg. S) (d)		70,265,000	11,170,605
9.375% (d)		46,005,000	7,741,565
11.75% (Reg. S) (d)		65,000,000	11,504,649
11.95% (Reg. S) (d)		87,250,000	14,462,111
12.75% (d)		42,425,000	7,128,439
TOTAL VENEZUELA			83,485,035
Zambia - 0.3%
Republic of Zambia:
8.5% (b)(d)		2,190,000	1,612,388
8.97% (b)(d)		13,430,000	9,854,263
TOTAL ZAMBIA			11,466,651
TOTAL GOVERNMENT OBLIGATIONS (Cost $3,140,136,122)			2,732,371,901

Common Stocks - 0.0%
	Shares	Value ($)
Kazakhstan - 0.0%
Nostrum Oil & Gas LP warrants (e)(g) (Cost $0)	709,143	7

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Brazil - 0.2%
Cosan Overseas Ltd. 8.25% (h)	7,030,000	7,159,616
Chile - 0.1%
Banco de Credito e Inversiones 8.75% (b)(c)(h)	5,600,000	5,758,452
Mexico - 0.8%
Banco Mercantil del Norte SA:
6.75% (b)(c)(h)	12,025,000	11,946,086
7.625% (b)(c)(h)	5,385,000	5,351,344
CEMEX S.A.B. de CV 5.125% (b)(c)(h)	15,320,000	14,793,375
TOTAL MEXICO		32,090,805
Russia - 0.0%
Tinkoff Bank JSC 6% (b)(c)(d)(e)(g)(h)	6,660,000	333,000
United Arab Emirates - 0.3%
DP World Salaam 6% (Reg. S) (c)(h)	13,905,000	13,878,928
TOTAL PREFERRED SECURITIES (Cost $66,956,423)		59,220,801

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $62,046,490)	62,034,083	62,046,490

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $4,841,862,302)	4,101,306,472
NET OTHER ASSETS (LIABILITIES) - 1.7% (j)	72,322,191
NET ASSETS - 100.0%	4,173,628,663

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	175	Jun 2024	22,575,000	521,861	521,861

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Currency Abbreviations
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
KES	-	Kenyan shilling
NGN	-	Nigerian naira
RON	-	Romanian leu (new)
TRY	-	Turkish Lira

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,643,231,322 or 63.3% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Level 3 security
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Non-income producing
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Includes $1,041,250 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	17,641,506	345,481,443	301,076,459	502,865	-	-	62,046,490	0.1%
Total	17,641,506	345,481,443	301,076,459	502,865	-	-	62,046,490

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, Government Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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